Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Line Items]
Aggregate amounts of time deposits of $100,000 or more	$ 2,506,244	$ 2,298,289
Aggregate amounts of deposits in offices outside Panama	230,305	227,559
Interest expense paid to deposits in offices outside Panama	$ 961	$ 1,235